Property, Plant and Equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fixed assets
Property, plant and equipment - net	$ 357,841	$ 349,677
Property, plant and equipment ("Non-Contract Assets")
Fixed assets
Property, plant and equipment, gross	509,014	480,456
Accumulated depreciation	(151,173)	(130,779)
Property, plant and equipment - net	357,841	349,677
Property, plant and equipment ("Non-Contract Assets") | Land
Fixed assets
Property, plant and equipment, gross	18,787	18,829
Property, plant and equipment ("Non-Contract Assets") | Buildings
Fixed assets
Property, plant and equipment, gross	219,416	218,903
Property, plant and equipment ("Non-Contract Assets") | Furniture and equipment
Fixed assets
Property, plant and equipment, gross	234,458	230,267
Property, plant and equipment ("Non-Contract Assets") | Construction in progress
Fixed assets
Property, plant and equipment, gross	$ 36,353	$ 12,457